Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
CORPORATE BONDS — 91.1%
Aerospace & Defense — 3.1%
$ 90,000
Boeing Co. (The), 3.825%, 3/1/59 ...... $ 57,854
110,000
Boeing Co. (The), 3.900%, 5/1/49 ...... 77,827
170,000
Boeing Co. (The), 5.705%, 5/1/40 ...... 162,112
90,000
L3Harris Technologies, Inc., 4.854%,
4/27/35 ....................... 84,205
220,000
Lockheed Martin Corp., 4.150%, 6/15/53 . 187,914
160,000
Raytheon Technologies Corp., 2.820%,
9/1/51 ........................ 104,587
70,000
Raytheon Technologies Corp., 3.030%,
3/15/52 ....................... 47,839
90,000
Raytheon Technologies Corp., 4.450%,
11/16/38 ....................... 82,181
804,519
Airlines — 0.2%
39,000
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd., 5.500%, 4/20/26(a) ... 37,494
Apparel — 0.3%
90,000
NIKE, Inc., 3.375%, 3/27/50 .......... 70,873
Automobiles — 0.5%
90,000
Ford Motor Co., 5.291%, 12/8/46 ...... 68,582
80,000
General Motors Co., 5.150%, 4/1/38 .... 69,321
137,903
Banks — 8.5%
90,000
Bank of America Corp., 2.482%, (5-Year
Treasury Constant Maturity plus 1.20%),
9/21/36(b) ..................... 66,353
70,000
Bank of America Corp., 4.244%, (LIBOR
USD 3-Month plus 1.81%), 4/24/38(c) . 59,743
100,000
Bank of America Corp., 6.110%, 1/29/37 . 101,407
255,000
Bank of America Corp., MTN, 2.676%,
(SOFR plus 1.93%), 6/19/41(c) ...... 172,710
140,000
Bank of America Corp., MTN, 4.330%,
(LIBOR USD 3-Month plus 1.52%),
3/15/50(c) ..................... 115,662
70,000
Citigroup, Inc., 3.878%, (LIBOR USD
3-Month plus 1.17%), 1/24/39(c) ..... 58,159
60,000
Citigroup, Inc., 5.316%, (SOFR plus
4.55%), 3/26/41(c) ............... 57,448
90,000
Citigroup, Inc., 5.875%, 1/30/42 ....... 90,550
21,000
Citigroup, Inc., Series U, 5.000%, (SOFR
plus 3.81%)(c)(d) ................ 18,690
50,000
Fifth Third Bancorp, 8.250%, 3/1/38 .... 62,139
130,000
Goldman Sachs Group, Inc. (The), 2.908%,
(SOFR plus 1.47%), 7/21/42(c) ...... 89,022
170,000
Goldman Sachs Group, Inc. (The), 6.750%,
10/1/37 ....................... 180,855
250,000
JPMorgan Chase & Co., 3.109%, (SOFR
plus 2.46%), 4/22/41(c) ............ 182,767
150,000
JPMorgan Chase & Co., 3.882%, (LIBOR
USD 3-Month plus 1.36%), 7/24/38(c) . 125,100
100,000
JPMorgan Chase & Co., 4.260%, (LIBOR
USD 3-Month plus 1.58%), 2/22/48(c) . 82,350
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 90,000
Morgan Stanley, 2.484%, (SOFR plus
1.36%), 9/16/36(c) ............... $ 65,483
110,000
Morgan Stanley, 3.217%, (SOFR plus
1.49%), 4/22/42(c) ............... 81,570
90,000
Morgan Stanley, 3.971%, (LIBOR USD
3-Month plus 1.46%), 7/22/38(c) ..... 75,993
135,000
PNC Financial Services Group, Inc.
(The), Series O, 8.118%, (LIBOR USD
3-Month plus 3.68%)(b)(d) ......... 134,662
220,000
Wells Fargo & Co., 5.375%, 11/2/43 .... 205,746
100,000
Wells Fargo & Co., MTN, 5.013%, (SOFR
plus 4.50%), 4/4/51(c) ............. 88,709
90,000
Westpac Banking Corp., 2.963%, 11/16/40 59,903
2,175,021
Beverages — 3.5%
160,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc., 4.700%,
2/1/36 ........................ 151,546
300,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc., 4.900%,
2/1/46 ........................ 274,960
150,000
Anheuser-Busch InBev Worldwide, Inc.,
4.600%, 6/1/60 .................. 131,330
70,000
Anheuser-Busch InBev Worldwide, Inc.,
5.800%, 1/23/59 ................. 72,704
100,000
Bacardi, Ltd., 5.300%, 5/15/48(a) ...... 89,400
60,000
Constellation Brands, Inc., 3.750%, 5/1/50 45,425
80,000
Diageo Capital PLC, 3.875%, 4/29/43 ... 66,024
90,000
PepsiCo, Inc., 2.750%, 10/21/51 ....... 62,824
894,213
Capital Goods — 0.5%
70,000
Caterpillar, Inc., 3.803%, 8/15/42 ...... 60,007
90,000
Packaging Corp. of America, 3.050%,
10/1/51 ....................... 57,868
117,875
Chemicals — 0.5%
100,000
Ecolab, Inc., 2.750%, 8/18/55 ......... 60,223
90,000
LYB International Finance III, LLC,
4.200%, 5/1/50 .................. 67,007
127,230
Commercial Services & Supplies — 1.0%
14,683
Polar Tankers, Inc., 5.951%, 5/10/37(a) .. 14,905
165,000
Republic Services, Inc., 2.375%, 3/15/33 . 132,094
70,000
Verisk Analytics, Inc., 3.625%, 5/15/50 .. 48,675
90,000
Waste Connections, Inc., 2.950%, 1/15/52 59,570
255,244
Construction Materials — 0.5%
70,000
Martin Marietta Materials, Inc., 4.250%,
12/15/47 ....................... 56,729

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Construction Materials — (continued)
$ 70,000
Vulcan Materials Co., 4.500%, 6/15/47 .. $ 58,477
115,206
Diversified Financial Services — 2.9%
150,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.850%, 10/29/41 106,660
70,000
American Express Co., 4.050%, 12/3/42 . 60,066
60,000
Blackstone Holdings Finance Co., LLC,
6.250%, 8/15/42(a) ............... 60,854
80,000
Blue Owl Finance, LLC, 4.125%,
10/7/51(a) ..................... 47,365
80,000
Charles Schwab Corp. (The), Series H,
4.000%, (10-Year Treasury Constant
Maturity plus 3.08%)(b)(d) ......... 63,796
145,000
CSL Finance PLC, 4.750%, 4/27/52(a) ... 130,867
110,000
Intercontinental Exchange, Inc., 4.250%,
9/21/48 ....................... 92,896
60,000
Jefferies Financial Group, Inc., 6.500%,
1/20/43 ....................... 58,766
80,000
S&P Global, Inc., 3.700%, 3/1/52(a) .... 62,184
70,000
Visa, Inc., 4.300%, 12/14/45 .......... 64,271
747,725
Diversified Telecommunication Services — 1.8%
100,000
America Movil SAB de CV, 6.125%,
3/30/40 ....................... 103,684
100,000
T-Mobile USA, Inc., 3.600%, 11/15/60 .. 66,582
120,000
T-Mobile USA, Inc., 4.375%, 4/15/40 ... 102,972
50,000
T-Mobile USA, Inc., 5.800%, 9/15/62 ... 48,911
80,000
Vodafone Group PLC, 4.250%, 9/17/50 .. 61,368
80,000
Vodafone Group PLC, 5.000%, 5/30/38 .. 73,978
457,495
Electric Utilities — 11.9%
80,000
AEP Transmission Co., LLC, Series M,
3.650%, 4/1/50(e) ................ 61,467
90,000
Appalachian Power Co., Series L, 5.800%,
10/1/35 ....................... 88,119
40,000
Avista Corp., 4.000%, 4/1/52 .......... 31,599
75,000
Berkshire Hathaway Energy Co., 4.600%,
5/1/53(a) ...................... 65,580
70,000
CenterPoint Energy Houston Electric, LLC,
Series AC, 4.250%, 2/1/49 .......... 61,196
140,000
CenterPoint Energy Houston Electric, LLC,
Series AD, 2.900%, 7/1/50(e) ........ 94,920
90,000
CMS Energy Corp., 3.750%, (5-Year
Treasury Constant Maturity plus 2.90%),
12/1/50(b) ..................... 67,776
70,000
CMS Energy Corp., 4.700%, 3/31/43 .... 59,034
60,000
Commonwealth Edison Co., 5.900%,
3/15/36 ....................... 62,859
70,000
Connecticut Light & Power Co. (The),
4.000%, 4/1/48 .................. 58,544
120,000
Consolidated Edison Co. of New York, Inc.,
4.450%, 3/15/44 ................. 103,557
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 60,000
Dominion Energy South Carolina, Inc.,
5.100%, 6/1/65 .................. $ 55,026
90,000
Dominion Energy South Carolina, Inc.,
5.300%, 5/15/33 ................. 90,934
90,000
Dominion Energy, Inc., Series B, 3.300%,
4/15/41 ....................... 67,023
80,000
DTE Electric Co., 3.750%, 8/15/47 ..... 63,002
95,000
DTE Electric Co., Series B, 3.650%, 3/1/52 74,057
80,000
Duke Energy Carolinas, LLC, 6.100%,
6/1/37 ........................ 83,154
60,000
Duke Energy Florida, LLC, 6.350%,
9/15/37 ....................... 64,664
150,000
Duke Energy Indiana, LLC, 3.750%,
5/15/46 ....................... 116,318
80,000
Duke Energy Ohio, Inc., 3.700%, 6/15/46 59,328
90,000
Duke Energy Progress, LLC, 2.900%,
8/15/51 ....................... 59,433
130,000
Entergy Texas, Inc., 3.550%, 9/30/49 .... 93,990
70,000
Exelon Corp., 4.450%, 4/15/46 ........ 59,536
70,000
Exelon Corp., 5.100%, 6/15/45 ........ 65,507
80,000
Florida Power & Light Co., 4.125%, 2/1/42 69,718
45,000
Florida Power & Light Co., 5.850%, 5/1/37 46,623
70,000
Massachusetts Electric Co., 5.900%,
11/15/39(a) ..................... 69,772
90,000
MidAmerican Energy Co., 2.700%, 8/1/52 58,100
70,000
MidAmerican Energy Co., 4.800%, 9/15/43 65,650
80,000
NextEra Energy Capital Holdings, Inc.,
2.440%, 1/15/32 ................. 64,845
40,000
Northern States Power Co., 4.500%, 6/1/52 36,451
60,000
Oncor Electric Delivery Co., LLC, 4.950%,
9/15/52(a) ..................... 58,316
190,000
PECO Energy Co., 2.850%, 9/15/51 .... 126,813
100,000
Public Service Electric & Gas Co., MTN,
5.375%, 11/1/39 ................. 96,980
90,000
Puget Sound Energy, Inc., 2.893%, 9/15/51 57,641
60,000
Puget Sound Energy, Inc., 5.638%, 4/15/41 59,405
115,000
San Diego Gas & Electric Co., Series TTT,
4.100%, 6/15/49 ................. 94,522
55,000
San Diego Gas & Electric Co., Series UUU,
3.320%, 4/15/50 ................. 39,394
130,000
Sempra Energy, 3.800%, 2/1/38 ........ 106,976
80,000
Southern Co. (The), 4.400%, 7/1/46 ..... 67,108
90,000
Union Electric Co., 3.250%, 10/1/49 .... 64,192
110,000
Virginia Electric & Power Co., 4.000%,
1/15/43 ....................... 89,562
110,000
Xcel Energy, Inc., 3.500%, 12/1/49 ..... 80,820
3,059,511
Energy Equipment & Services — 5.6%
100,000
Cheniere Corpus Christi Holdings, LLC,
2.742%, 12/31/39 ................ 77,635
75,000
DCP Midstream Operating L.P., 5.600%,
4/1/44 ........................ 69,971
75,000
Eastern Gas Transmission & Storage, Inc.,
4.800%, 11/1/43 ................. 65,342

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — (continued)
$ 145,000
Energy Transfer L.P., 5.000%, 5/15/44 ... $ 118,907
90,000
Energy Transfer L.P., 5.350%, 5/15/45 ... 76,710
80,000
Energy Transfer L.P., 7.500%, 7/1/38 .... 85,349
120,000
Enterprise Products Operating, LLC,
3.300%, 2/15/53 ................. 80,425
110,000
Enterprise Products Operating, LLC,
5.950%, 2/1/41 .................. 110,642
80,000
Enterprise Products Operating, LLC,
6.125%, 10/15/39 ................ 82,336
70,000
Kinder Morgan Energy Partners L.P.,
5.625%, 9/1/41 .................. 64,557
90,000
Kinder Morgan, Inc., 3.600%, 2/15/51 ... 62,453
70,000
Kinder Morgan, Inc., 5.550%, 6/1/45 .... 64,098
70,000
MPLX L.P., 5.200%, 12/1/47 .......... 59,934
100,000
Plains All American Pipeline L.P./PAA
Finance Corp., 4.700%, 6/15/44 ...... 76,280
80,000
Spectra Energy Partners L.P., 4.500%,
3/15/45 ....................... 66,385
75,000
Targa Resources Corp., 6.250%, 7/1/52 .. 71,245
64,000
TransCanada PipeLines, Ltd., 4.625%,
3/1/34 ........................ 58,556
70,000
Williams Cos., Inc. (The), 5.100%, 9/15/45 61,452
70,000
Williams Cos., Inc. (The), 6.300%, 4/15/40 71,880
1,424,157
Entertainment — 0.4%
37,000
Mattel, Inc., 5.450%, 11/1/41 ......... 30,118
105,000
Warnermedia Holdings, Inc., 5.050%,
3/15/42(a) ..................... 80,726
110,844
Equity Real Estate Investment Trusts (REITS)
— 2.0%
90,000
Alexandria Real Estate Equities, Inc.,
1.875%, 2/1/33 .................. 67,200
50,000
Alexandria Real Estate Equities, Inc.,
3.000%, 5/18/51 ................. 31,875
50,000
American Homes 4 Rent L.P., 4.300%,
4/15/52 ....................... 36,741
157,000
American Tower Trust, 3.652%, 3/23/28(a) 142,262
70,000
Kimco Realty Corp., 4.250%, 4/1/45 .... 53,625
30,000
Mid-America Apartments L.P., 2.875%,
9/15/51 ....................... 19,282
80,000
National Retail Properties, Inc., 3.500%,
4/15/51 ....................... 53,843
80,000
Simon Property Group L.P., 3.250%,
9/13/49 ....................... 53,364
80,000
UDR, Inc., 3.100%, 11/1/34 .......... 60,828
519,020
Food & Staples Retailing — 1.3%
70,000
Hershey Co. (The), 3.125%, 11/15/49 ... 50,116
80,000
Hormel Foods Corp., 3.050%, 6/3/51 .... 55,570
66,000
Kraft Heinz Foods Co., 4.875%, 10/1/49 . 57,471
60,000
Kraft Heinz Foods Co., 6.875%, 1/26/39 . 65,706
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Food & Staples Retailing — (continued)
$ 150,000
Nestle Holdings, Inc., 2.500%, 9/14/41(a) $ 106,011
334,874
Health Care Providers & Services — 10.4%
70,000
Abbott Laboratories, 4.900%, 11/30/46 .. 68,246
60,000
AbbVie, Inc., 4.050%, 11/21/39 ........ 51,654
150,000
AbbVie, Inc., 4.250%, 11/21/49 ........ 126,418
60,000
AbbVie, Inc., 4.400%, 11/6/42 ........ 52,312
60,000
AbbVie, Inc., 4.450%, 5/14/46 ........ 51,893
140,000
AbbVie, Inc., 4.500%, 5/14/35 ........ 130,060
70,000
Aetna, Inc., 4.500%, 5/15/42 .......... 60,732
100,000
Amgen, Inc., 2.770%, 9/1/53 .......... 60,697
165,000
Amgen, Inc., 2.800%, 8/15/41 ......... 115,078
80,000
Amgen, Inc., 3.350%, 2/22/32 ......... 70,125
60,000
Baxalta, Inc., 5.250%, 6/23/45 ......... 57,691
100,000
Baxter International, Inc., 3.132%, 12/1/51 65,143
80,000
Becton Dickinson & Co., 4.875%, 5/15/44 67,438
145,000
Bristol-Myers Squibb Co., 2.350%,
11/13/40 ....................... 100,379
150,000
Bristol-Myers Squibb Co., 2.550%,
11/13/50 ....................... 94,873
70,000
Bristol-Myers Squibb Co., 3.700%, 3/15/52 54,171
110,000
Bristol-Myers Squibb Co., 4.250%,
10/26/49 ....................... 95,497
70,000
Cigna Corp., 4.800%, 8/15/38 ......... 65,168
95,000
CVS Health Corp., 2.700%, 8/21/40 .... 66,046
65,000
CVS Health Corp., 4.780%, 3/25/38 .... 59,422
130,000
CVS Health Corp., 5.125%, 7/20/45 .... 117,959
100,000
Danaher Corp., 2.800%, 12/10/51 ...... 66,762
110,000
Elevance Health, Inc., 4.375%, 12/1/47 .. 94,755
90,000
Gilead Sciences, Inc., 2.600%, 10/1/40 .. 63,200
150,000
HCA, Inc., 3.500%, 7/15/51 .......... 96,960
90,000
Novartis Capital Corp., 2.750%, 8/14/50 . 62,987
200,000
Roche Holdings, Inc., 2.607%, 12/13/51(a) 130,050
80,000
Stryker Corp., 4.625%, 3/15/46 ........ 70,740
130,000
UnitedHealth Group, Inc., 3.500%, 8/15/39 106,805
140,000
UnitedHealth Group, Inc., 3.750%,
10/15/47 ....................... 112,173
55,000
Viatris, Inc., 4.000%, 6/22/50 ......... 34,078
120,000
Wyeth, LLC, 5.950%, 4/1/37 .......... 129,513
70,000
Zoetis, Inc., 4.700%, 2/1/43 .......... 63,263
2,662,288
Household Products — 0.3%
60,000
Procter & Gamble Co. (The), 5.550%,
3/5/37 ........................ 64,880
Insurance — 5.7%
83,000
Athene Holding, Ltd., 3.950%, 5/25/51 .. 56,410
55,000
Berkshire Hathaway Finance Corp.,
3.850%, 3/15/52 ................. 44,471
70,000
Berkshire Hathaway Finance Corp.,
4.200%, 8/15/48 ................. 62,218
80,000
Brighthouse Financial, Inc., 4.700%,
6/22/47 ....................... 58,989

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 60,000
Carlyle Holdings II Finance, LLC, 5.625%,
3/30/43(a) ..................... $ 53,719
80,000
Chubb INA Holdings, Inc., 3.050%,
12/15/61 ....................... 52,239
84,000
Corebridge Financial, Inc., 4.400%,
4/5/52(a) ...................... 67,088
80,000
Enstar Finance, LLC, 5.500%, (5-Year
Treasury Constant Maturity plus 4.01%),
1/15/42(b) ..................... 63,943
47,000
Enstar Group, Ltd., 3.100%, 9/1/31 ..... 34,433
90,000
Fidelity National Financial, Inc., 3.200%,
9/17/51 ....................... 52,733
80,000
Global Atlantic Fin Co., 4.700%, (5-Year
Treasury Constant Maturity plus 3.80%),
10/15/51(a)(b) .................. 60,933
70,000
Guardian Life Insurance Co. of America
(The), 4.875%, 6/19/64(a) .......... 59,769
70,000
KKR Group Finance Co. III, LLC, 5.125%,
6/1/44(a) ...................... 60,824
80,000
Liberty Mutual Group, Inc., 3.950%,
5/15/60(a) ..................... 52,679
100,000
Nationwide Mutual Insurance Co., 4.350%,
4/30/50(a) ..................... 75,221
70,000
New York Life Insurance Co., 4.450%,
5/15/69(a) ..................... 58,137
60,000
New York Life Insurance Co., 6.750%,
11/15/39(a) ..................... 67,172
80,000
Northwestern Mutual Life Insurance Co.
(The), 3.450%, 3/30/51(a) .......... 56,509
80,000
Pacific LifeCorp, 3.350%, 9/15/50(a) .... 54,680
70,000
Progressive Corp. (The), 3.950%, 3/26/50 56,663
80,000
Prudential Financial, Inc., 3.700%, (5-Year
Treasury Constant Maturity plus 3.04%),
10/1/50(b) ..................... 67,511
36,000
SBL Holdings, Inc., 5.000%, 2/18/31(a) .. 28,392
70,000
Securian Financial Group, Inc., 4.800%,
4/15/48(a) ..................... 56,368
80,000
Travelers Cos., Inc. (The), 3.050%, 6/8/51 54,915
70,000
Voya Financial, Inc., 4.800%, 6/15/46 ... 56,824
90,000
W R Berkley Corp., 3.150%, 9/30/61 .... 54,019
1,466,859
Internet & Direct Marketing Retail — 1.3%
175,000
Amazon.com, Inc., 2.500%, 6/3/50 ..... 111,592
150,000
Amazon.com, Inc., 2.700%, 6/3/60 ..... 91,253
90,000
Amazon.com, Inc., 4.800%, 12/5/34 .... 90,104
60,000
Meta Platforms, Inc., 4.450%, 8/15/52 ... 48,033
340,982
IT Services — 0.2%
70,000
Fiserv, Inc., 4.400%, 7/1/49 ........... 57,223
Machinery — 0.3%
80,000
Deere & Co., 3.900%, 6/9/42 ......... 71,203
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Media — 5.3%
$ 190,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 4.400%, 12/1/61 ........... $ 122,258
50,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 6.484%, 10/23/45 .......... 45,282
41,000
Comcast Corp., 1.950%, 1/15/31(e) ..... 33,220
130,000
Comcast Corp., 2.800%, 1/15/51 ....... 82,675
170,000
Comcast Corp., 2.987%, 11/1/63 ....... 103,820
110,000
Comcast Corp., 3.250%, 11/1/39 ....... 86,145
100,000
Comcast Corp., 3.400%, 7/15/46 ....... 73,579
110,000
Comcast Corp., 4.200%, 8/15/34 ....... 101,936
80,000
Comcast Corp., 4.600%, 10/15/38 ...... 74,263
90,000
Discovery Communications, LLC, 4.000%,
9/15/55 ....................... 54,333
80,000
Discovery Communications, LLC, 5.200%,
9/20/47 ....................... 59,788
90,000
Interpublic Group of Cos., Inc. (The),
3.375%, 3/1/41 .................. 63,507
43,000
Paramount Global, 4.950%, 5/19/50 ..... 31,483
70,000
Time Warner Cable, LLC, 5.875%,
11/15/40 ....................... 61,291
130,000
Time Warner Cable, LLC, 6.550%, 5/1/37 124,267
100,000
Walt Disney Co. (The), 2.750%, 9/1/49 .. 66,771
130,000
Walt Disney Co. (The), 3.500%, 5/13/40 . 104,607
70,000
Walt Disney Co. (The), 6.200%, 12/15/34 76,383
1,365,608
Metals & Mining — 1.2%
80,000
Newmont Corp., 4.875%, 3/15/42 ...... 73,134
100,000
Nucor Corp., 2.979%, 12/15/55 ........ 62,398
100,000
Southern Copper Corp., 7.500%, 7/27/35 . 116,151
62,000
Teck Resources, Ltd., 6.000%, 8/15/40 ... 59,465
311,148
Multiline Retail — 0.3%
100,000
Walmart, Inc., 2.500%, 9/22/41 ........ 73,298
Oil, Gas & Consumable Fuels — 4.2%
80,000
Atmos Energy Corp., 4.125%, 10/15/44 .. 65,772
125,000
BP Capital Markets America, Inc., 3.060%,
6/17/41 ....................... 93,067
75,000
ConocoPhillips Co., 4.025%, 3/15/62 .... 59,641
61,000
Devon Energy Corp., 5.600%, 7/15/41 ... 57,243
45,000
Diamondback Energy, Inc., 4.250%,
3/15/52 ....................... 33,292
70,000
Equinor ASA, 5.100%, 8/17/40 ........ 69,187
70,000
Exxon Mobil Corp., 4.114%, 3/1/46 .... 59,729
92,000
Exxon Mobil Corp., 4.227%, 3/19/40 .... 83,044
70,000
Halliburton Co., 5.000%, 11/15/45 ..... 62,221
60,000
Halliburton Co., 7.450%, 9/15/39 ...... 67,839
70,000
Hess Corp., 5.600%, 2/15/41 .......... 65,964
60,000
Marathon Petroleum Corp., 6.500%, 3/1/41 62,001
70,000
NiSource, Inc., 4.800%, 2/15/44 ....... 62,165

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Oil, Gas & Consumable Fuels — (continued)
$ 140,000
Shell International Finance BV, 4.550%,
8/12/43 ....................... $ 126,871
180,000
Southern Co. Gas Capital Corp., Series
21A, 3.150%, 9/30/51 ............. 117,481
1,085,517
Road & Rail — 3.4%
110,000
Burlington Northern Santa Fe, LLC,
4.900%, 4/1/44 .................. 104,506
70,000
Burlington Northern Santa Fe, LLC,
4.950%, 9/15/41 ................. 67,147
90,000
CSX Corp., 4.500%, 11/15/52 ......... 78,786
70,000
CSX Corp., 6.000%, 10/1/36 .......... 73,761
90,000
FedEx Corp., 4.550%, 4/1/46 ......... 73,458
100,000
Kansas City Southern/Old, 3.500%, 5/1/50 71,696
50,000
Norfolk Southern Corp., 3.400%, 11/1/49 35,910
50,000
Norfolk Southern Corp., 3.700%, 3/15/53 37,838
70,000
Norfolk Southern Corp., 3.950%, 10/1/42 57,818
170,000
Union Pacific Corp., 2.950%, 3/10/52 ... 115,917
30,000
Union Pacific Corp., 3.375%, 2/14/42 ... 23,926
80,000
Union Pacific Corp., 3.600%, 9/15/37 ... 67,908
70,000
United Parcel Service, Inc., 5.300%, 4/1/50 72,565
881,236
Semiconductors & Semiconductor Equipment
— 2.3%
140,000
Broadcom, Inc., 3.469%, 4/15/34(a) ..... 112,183
80,000
Broadcom, Inc., 3.500%, 2/15/41(a) ..... 57,509
90,000
Lam Research Corp., 2.875%, 6/15/50 ... 60,613
90,000
NVIDIA Corp., 3.500%, 4/1/50 ........ 68,158
80,000
NXP BV/NXP Funding, LLC/NXP USA,
Inc., 5.000%, 1/15/33 ............. 75,768
70,000
QUALCOMM, Inc., 4.300%, 5/20/47 ... 60,591
200,000
TSMC Arizona Corp., 3.250%, 10/25/51 . 144,920
579,742
Software — 3.7%
110,000
Apple, Inc., 2.800%, 2/8/61 ........... 70,236
110,000
Apple, Inc., 3.850%, 5/4/43 ........... 95,806
80,000
Apple, Inc., 3.850%, 8/4/46 ........... 68,240
75,000
Apple, Inc., 3.950%, 8/8/52 ........... 63,732
100,000
Dell International, LLC/EMC Corp.,
3.450%, 12/15/51(a) .............. 61,662
90,000
Microsoft Corp., 2.525%, 6/1/50 ....... 59,929
180,000
Microsoft Corp., 2.675%, 6/1/60 ....... 115,269
90,000
Oracle Corp., 3.650%, 3/25/41 ........ 66,744
90,000
Oracle Corp., 3.850%, 4/1/60 ......... 60,271
90,000
Oracle Corp., 3.950%, 3/25/51 ........ 64,528
110,000
Oracle Corp., 4.000%, 7/15/46 ........ 80,768
75,000
Oracle Corp., 6.900%, 11/9/52 ........ 80,950
90,000
Salesforce, Inc., 2.700%, 7/15/41 ....... 64,651
952,786
Specialty Retail — 2.4%
80,000
ERAC USA Finance, LLC, 5.625%,
3/15/42(a) ..................... 76,050
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Specialty Retail — (continued)
$ 200,000
Home Depot, Inc. (The), 2.750%, 9/15/51 $ 131,745
100,000
Home Depot, Inc. (The), 3.125%, 12/15/49 71,375
80,000
Lowe's Cos., Inc., 5.000%, 4/15/40 ..... 74,314
80,000
Lowe's Cos., Inc., 5.625%, 4/15/53 ..... 76,065
70,000
McDonald's Corp., MTN, 3.625%, 9/1/49 52,981
80,000
McDonald's Corp., MTN, 4.875%, 12/9/45 74,458
90,000
Starbucks Corp., 3.500%, 11/15/50 ..... 64,822
621,810
Telecommunication Services — 3.9%
120,000
AT&T, Inc., 3.500%, 6/1/41 .......... 90,099
240,000
AT&T, Inc., 3.650%, 9/15/59 .......... 161,453
155,000
AT&T, Inc., 3.850%, 6/1/60 .......... 108,119
210,000
AT&T, Inc., 4.500%, 5/15/35 .......... 191,228
150,000
Deutsche Telekom AG, 3.625%, 1/21/50(a) 108,226
100,000
Verizon Communications, Inc., 2.650%,
11/20/40 ....................... 67,955
140,000
Verizon Communications, Inc., 3.400%,
3/22/41 ....................... 105,724
90,000
Verizon Communications, Inc., 3.550%,
3/22/51 ....................... 64,327
120,000
Verizon Communications, Inc., 4.400%,
11/1/34 ....................... 110,343
1,007,474
Tobacco — 1.7%
80,000
Altria Group, Inc., 3.875%, 9/16/46 ..... 53,877
160,000
BAT Capital Corp., 4.390%, 8/15/37 .... 124,954
60,000
BAT Capital Corp., 4.540%, 8/15/47 .... 42,688
70,000
Cargill, Inc., 4.375%, 4/22/52(a) ....... 61,147
70,000
Cargill, Inc., 4.760%, 11/23/45(a) ...... 64,052
110,000
Philip Morris International, Inc., 4.375%,
11/15/41 ....................... 91,178
437,896
Total Corporate Bonds
(Cost $30,122,494) ............... 23,369,154
U.S. GOVERNMENT AGENCIES — 0.2%
Tennessee Valley Authority
—
0.2%
70,000
4.250%, 9/15/52 ................... 62,433
Total U.S. Government Agencies
(Cost $67,761) .................. 62,433
U.S. TREASURY BONDS — 5.0%
376,100
2.000%, 11/15/41 ................ 270,513
1,540,200
2.000%, 8/15/51 ................. 1,018,457
Total U.S. Treasury Bonds
(Cost $1,385,823) ................ 1,288,970

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
U.S. TREASURY NOTES — 0.9%
$ 260,000
1.875%, 2/15/32 ................. $ 221,345
Total U.S. Treasury Notes
(Cost $223,014) ................. 221,345
Shares
MONEY MARKET FUND — 1.6%
398,945
Federated Treasury Obligations Fund,
Institutional Shares, 4.14%(f) ........
398,945
Total Money Market Fund
(Cost $398,945) ................. 398,945
Total Investments — 98.8%
(Cost $32,198,037) ............................ 25,340,847
Net Other Assets (Liabilities) — 1.2% ............... 312,389
NET ASSETS — 100.0% .......................
$ 25,653,236
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2022. The maturity date reflected is the final maturity date.
(c) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d) Security is perpetual in nature and has no stated maturity date.
(e) All or a portion of the securities are held in a separate collateral account at US Bank.
(f) Represents the current yield as of report date.
MTN Medium Term Note

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund
December 31, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Long Duration Corporate Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund — (continued)
December 31, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Long Duration Corporate Bond Fund ...... $ 398,945(a) $ 24,941,902(b) $ — $ 25,340,847
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund — (continued)
December 31, 2022 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.